Related Party Transactions (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related party loan	$ 3,940		$ 23,393	$ 28,638
Salaries expense			43,709
CEO and Director [Member]
Repayments to related parties			5,245
Salaries expense	49,783	$ 16,126	$ 64,903	65,589
CEO and Director [Member] | US Based Corporation [Member]
Incurred payable	$ 53,403			$ 112,665